November 29, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

  Re: Van Kampen American Capital Insured Income Trust (Intermediate, Series 48 Van Kampen American Capital Insured Income Trust, Series 49
       File No. 33-61319   CIK #897160

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on November 23, 1999.

                                    Very truly yours,




                                    Van Kampen Funds Inc.